Conservative Growth Fund

CLASS A: TCGAX | CLASS C: TCVCX

Before you invest, you may want to review the Funds’ prospectus, which contains more information about each Fund and its risks. You can find the Funds’ prospectus and other information about the Fund online at www.timothyplan.com. You can also get this information at no cost by calling (800) 846-7526 or by sending an e-mail request to invest@timothyplan.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated February 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Moderate levels of long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 63 of the prospectus and “Purchase, Redemption and Pricing of Shares” on page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment.)

	Class A	Class C
Management Fee	0.65%	0.65%
Distribution/Service(12b-1 Fees)	0.00%	0.75%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	0.45%	0.45%
Fees and Expenses of Acquired Funds	1.13%	1.13%

Total Annual Fund Operating Expenses (1)	2.23%	2.98%

(1)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

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Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C (with redemption fee)	Class C (without redemption fee)
1 Year	771	415	313
3 Years	1,237	966	966
5 Years	1,750	1,687	1,687
10 Years	3,276	3,828	3,828

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Conservative Growth Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Defensive Strategies Fund	10 - 30%

The Conservative Growth Fund normally will invest its remaining cash, if any, in the Timothy Plan Money Market Fund.

TPL will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

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PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

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Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

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Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Mid size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

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Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

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Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

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Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

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Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

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Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

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Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

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High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

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Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

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Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

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Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages), of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

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Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

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Treasury-Inflation Protection Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

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Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges, if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31 (1))

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.63%	-17.02%

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Average Annual Total Returns

(for periods ending on December 31, 2009)

	Class A
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return before taxes	22.23%	-1.83%	1.87%	N/A	1.54%
Return after taxes on distributions	15.03%	-5.03%	-0.41%	N/A	0.27%
Return after taxes on distributions and sale of shares	10.12%	-3.40%	0.36%	N/A	0.64%
Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	24.26%	0.34%	3.93%	N/A	4.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares, and after-tax returns for Class C shares will vary.

MANAGEMENT

Investment Adviser

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, of Timothy Partners, Ltd., has served the fund since October 1, 2000.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1000 or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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